Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
12,223	iShares 20+ Year Treasury Bond ETF	$ 2,016,429	2.0
29,019	Vanguard Global ex-U.S. Real Estate ETF	1,245,205	1.3
21,398	Vanguard Real Estate ETF	1,494,650	1.5

	Total Exchange-Traded Funds
	(Cost $5,147,092)	4,756,284	4.8

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
776,953	Voya Emerging Markets Index Portfolio - Class P2	7,311,132	7.4
2,753,609	Voya International Index Portfolio - Class P2	22,662,201	22.9
489,371	Voya Russell Mid Cap Index Portfolio - Class P2	4,908,391	4.9
296,808	Voya Russell Small Cap Index Portfolio - Class P2	2,974,016	3.0
228,960	Voya U.S. Bond Index Portfolio - Class P2	2,562,061	2.6
3,918,054	Voya U.S. Stock Index Portfolio - Class P2	53,677,336	54.1

	Total Mutual Funds
	(Cost $111,833,797)	94,095,137	94.9

	Total Investments in Securities (Cost $116,980,889)	$ 98,851,421	99.7
	Assets in Excess of Other Liabilities	264,588	0.3
	Net Assets	$ 99,116,009	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 4,756,284	$ –	$ –	$ 4,756,284
Mutual Funds	94,095,137	–	–	94,095,137
Total Investments, at fair value	$ 98,851,421	$ –	$ –	$ 98,851,421
Other Financial Instruments+
Futures	254,705	–	–	254,705
Total Assets	$ 99,106,126	$ –	$ –	$ 99,106,126
Liabilities Table
Other Financial Instruments+
Futures	$ (163,480)	$ –	$ –	$ (163,480)
Total Liabilities	$ (163,480)	$ –	$ –	$ (163,480)

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$ 8,413,928	$ 1,376,679	$ (315,340)	$ (2,164,135)	$ 7,311,132	$ -	$ (20,654)	$ -
Voya International Index Portfolio - Class P2	27,240,738	4,236,088	(2,441,416)	(6,373,209)	22,662,201	-	(18,776)	-
Voya Russell Mid Cap Index Portfolio - Class P2	5,433,682	1,145,829	(60,405)	(1,610,715)	4,908,391	-	(22,963)	-
Voya Russell Small Cap Index Portfolio - Class P2	3,344,918	849,162	(128,778)	(1,091,286)	2,974,016	-	(27,655)	-
Voya U.S. Bond Index Portfolio - Class P2	2,739,633	647,602	(873,655)	48,481	2,562,061	20,562	30,676	-
Voya U.S. Stock Index Portfolio - Class P2	55,631,501	13,068,303	(2,323,866)	(12,698,602)	53,677,336	-	(151,021)	-
	$102,804,400	$21,323,663	$(6,143,460)	$(23,889,466)	$94,095,137	$20,562	$(210,393)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	17	06/19/20	$ 975,460	$ 123,613
Mini MSCI EAFE Index	13	06/19/20	1,013,545	131,092
			$ 1,989,005	$ 254,705
Short Contracts:
S&P 500® E-Mini	(8)	06/19/20	(1,027,880)	(138,819)
U.S. Treasury 10-Year Note	(7)	06/19/20	(970,813)	(24,661)
			$ (1,998,693)	$ (163,480)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $117,502,253.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 567,278
Gross Unrealized Depreciation	(19,126,885)
Net Unrealized Depreciation	$(18,559,607)